Share-based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumptions used in valuation of options	2019 Expected volatility 19% Dividend yield 4.7% Expected term 6 years Risk-free interest rate -0.9%
Summary of activity related to options
Weighted- Weighted- Aggregate
average average intrinsic
exercise remaining value
Number of Number of price contractual (in millions
options shares (in Swiss term of Swiss
(in millions) (in millions) (1) francs) (2) (in years) francs) (3)
Outstanding at January 1, 2021 336.1 67.2 21.16
Exercised (4) (160.0) (32.0) 20.25
Forfeited (1.7) (0.3) 20.31
Outstanding at December 31, 2021 174.4 34.9 22.00 2.4 450
Vested and expected to vest
at December 31, 2021 174.4 34.9 22.00 2.4 450
Exercisable at December 31, 2021 158.5 31.7 22.30 2.3 400
(1)
Information

presented

reflects

the number

of ABB Ltd

shares that

can be received

upon exercise,

as options

have a conversion

ratio of
5 :1.
(2)
Information

presented

reflects

the exercise

price per

ABB Ltd share.
(3)
Computed using

the closing

price, in

Swiss francs,

of ABB Ltd

shares on

the SIX

Swiss Exchange

and the exercise

price of

each option

in
Swiss francs.
(4)
The cash received

upon exercise

amounted

to approximately

$
693

million.

The shares

were delivered

out of treasury

stock.

Summary of options by exercise price
Weighted-
average
Number of Number of remaining
options shares contractual
Exercise price (in Swiss francs)
(1)
(in millions) (in millions) (2) term (in years)
21.50 9.3 1.9 0.7
22.50 63.4 12.7 1.6
23.50 61.6 12.3 2.7
19.00 40.1 8.0 3.7
Total number of options and shares 174.4 34.9 2.4
(1)
Information

presented

reflects

the exercise

price per

share of

ABB Ltd.
(2)
Information

presented

reflects

the number

of shares

of ABB Ltd

that can

be received

upon exercise.

Summary of activity, WARs	(in millions) Number of WARs Outstanding at January 1, 2021 22.1 Exercised (12.6) Forfeited (0.1) Outstanding at December 31, 2021 9.4 Exercisable at December 31, 2021 3.8
Assumptions used for ESAP fair value calculation	2021 2020 2019 Expected volatility 20% 24% 18% Dividend yield 2.9% 3.8% 4.1% Expected term 1 year 1 year 1 year Risk-free interest rate -0.6% -0.7% -0.7%
ESAP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of activity related to options
Weighted- Weighted- Aggregate
average average intrinsic
exercise remaining value
Number of price contractual (in millions
shares (in Swiss term of Swiss
(in millions) (1) francs) (2) (in years) francs) (2)(3)
Outstanding at January 1, 2021 2.1 22.87
Granted 1.8 30.32
Forfeited (0.1) 22.87
Exercised (4) (1.7) 22.87
Not exercised (savings returned plus interest) (0.3) 22.87
Outstanding at December 31, 2021 1.8 30.32 0.8 8.3
Vested and expected to vest at December 31, 2021 1.7 30.32 0.8 7.9
Exercisable at December 31, 2021 — — — —
(1)
Includes shares

represented

by ADS.
(2)
Information

presented

for ADS

is based

on equivalent

Swiss franc

denominated

awards.
(3)
Computed using

the closing

price, in

Swiss francs,

of ABB Ltd

shares on

the SIX

Swiss Exchange

and the exercise

price of

each option

in
Swiss francs.
(4)
The cash received

in 2021 from

exercises

was approximately

$
42

million.

The shares

were delivered

out of treasury

stock.

LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of activity related to options
Weighted-average
Number of grant-date
Performance Shares fair value per share
(in millions) (Swiss francs)
Nonvested at January 1, 2021 1.3 12.76
Granted 0.9 38.92
Vested (0.4) 25.78
Forfeited (0.3) 19.82
Nonvested at December 31, 2021 1.5 23.23
Weighted-average
Number of grant-date
Restricted Shares fair value per share
(in millions) (Swiss francs)
Nonvested at January 1, 2021 1.2 15.80
Granted 0.9 26.39
Forfeited (0.1) 18.09
Nonvested at December 31, 2021 2.0 20.61